S000048642 [Member] Performance Management - Sit Small Cap Dividend Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares. The returns for Class S shares were different than the returns shown below because each class of shares has different expenses.
The table below compares the Fund’s performance over different time periods to that of a broad-based securities market index and a more narrowly-based index that reflects the market sectors in which the Fund invests (each, an “Index”). The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown only for Class I shares; after‑tax returns for Class S shares will vary.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Each Index is an unmanaged index, has no expenses, and it is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800‑332‑5580.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares.The table below compares the Fund’s performance over different time periods to that of a broad-based securities market index and a more narrowly-based index that reflects the market sectors in which the Fund invests (each, an “Index”).
Bar Chart [Heading]	Annual Total Returns for calendar years ended December 31 (Class I)
Bar Chart Closing [Text Block]	The Fund’s year-to-date return as of 9/30/25 (not annualized) was 10.63%. Best Quarter: 22.42% (4Q20) Worst Quarter: -24.58% (1Q20)
Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Class I shares; after‑tax returns for Class S shares will vary.
Performance Availability Website Address [Text]	www.sitfunds.com
Performance Availability Phone [Text]	800‑332‑5580
Sit Small Cap Dividend Growth Fund - Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	10.63%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.42%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020